Financial Liabilities at Fair Value Through Profit or Loss - Schedule of Financial Liabilities at Fair Value Through Profit or Loss (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of liabilities [abstract]
Trading liabilities	€ 73,596	€ 83,167
Non-trading derivatives	2,331	3,541
- designated as at fair value through profit or loss	11,215	12,266
Financial Liabilities	€ 87,142	€ 98,974